OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,495	$ 1,087
Government authorities	730	325
Advances to suppliers	359	1,050
Employees	63	25
Others	203	264
Total other accounts receivable and prepaid expenses	$ 2,850	$ 2,751